Income Tax - Schedule of Reconciliation between the Provision for Income Tax (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Loss before income tax	$ (23,248,657)	$ (2,965,390)	$ (26,582,692)
Hong Kong Profits Tax rate	16.50%	16.50%	16.50%
Income tax computed at Hong Kong Profits Tax rate	$ (3,836,028)	$ (489,289)	$ (4,386,145)
Tax effect of income that is not taxable	(1,620)	(207)	(3,999)
Tax effect of expenses that is not deductible	22,000	2,806	57,014
Tax effect of different tax rates in other jurisdiction	3,070,972	391,706	2,832,350
Over provision for pervious year	1,656,018	211,227	(138,766)
Tax concession	(3,000)	(383)	(3,000)
Valuation allowance	(652,921)	(83,281)	1,896,278
Others	(1)	0	2
Income tax	$ 255,420	$ 32,579	$ 253,734